Arista Communications, LLC.	12 Months Ended
Dec. 31, 2011
Joint Venture [Abstract]
Arista Communications, LLC.
12.      Arista Communications, LLC.

Roomlinx, Inc. has a 50% joint venture ownership in, and manages the operations for Arista Communications, LLC (“Arista”).  The other 50% of Arista is owned by Wiens Real Estate Ventures, LLC, a Colorado Limited Liability Company (“Weins”).  Roomlinx acquired its 50% interest in Arista through its acquisition of Canadian Communications, LLC, on October 1, 2010.

Arista provides telephone, internet, and television services to residential and business customers located in the Arista community in Broomfield, Colorado.  As the operations manager for Arista, Roomlinx reports 100% of revenues and 100% of its statement of operations, and 100% of asset, liability, and equity transactions on their balance sheet.  Roomlinx then adjusts the books, through a non-controlling interest allocation, for the 50% ownership of the entity by Wiens Real Estate Ventures, LLC.

 Financial information for Arista Communications, LLC, for the year ended December 31, 2011 and the period October 1, 2010 through December 31, 2010, is as follows:

	2011	2010

Revenue	$111,146	$28,858
Cost of goods sold	79,459	16,168
Gross Profit	31,687	12,690

Operating expenses:	36,109	4,551

Non-operating income (expense)	10	(8,351)

Net loss	$(4,412)	$(212)

Weins’ share of the net loss is $2,206 for the year ended December 31, 2011 and $106 for the period October 1, 2010 through December 31, 2010.